Provision for Legal Proceedings (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Provisions Text Block Abstract
Schedule of provision for legal proceedings
	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2020	169	64	49	282
Additions	38	36	7	81
Reversals	(74)	(18)	(7)	(99)
Payments	-	(14)	(25)	(40)
Monetary correction	5	4	5	14
Balance as of September 30, 2021	138	72	28	238
Restricted deposits for legal proceedings	(64)	(35)	(2)	(101)
Net provision of judicial deposits	74	37	26	137

(	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2021	109	69	27	205
Additions	5	54	10	69
Reversals	(69)	(20)	(3)	(92)
Payments	-	(23)	(13)	(36)
Monetary correction	5	5	3	13
Balance as of September 30, 2022	50	85	24	159
Restricted deposits for legal proceedings	(10)	(40)	(3)	(53)
Net provision of judicial deposits	40	45	21	106

Schedule of bank guarantees and insurance guarantees for judicial proceedings
Lawsuits	Letter of guarantees

Tax	666
Labor	90
Civil and others	412
Total	1,168

Schedule of judicial deposits in its assets
	As of
Lawsuits	September 30, 2022	December 31, 2021
Tax	11	65
Labor	50	50
Civil and others	10	4
Total	71	119